Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14: - COMMITMENTS AND CONTINGENCIES

1.	Engagement agreement with A-Labs Finance and Advisory Ltd. (“A-Labs”):

Under an engagement agreement dated September 26, 2017, as amended in December 2017 and January 31, 2018 (the “A-Labs Agreement”), A-Labs, a shareholder of the Company, shall provide services to the Company which include, among others, development, planning, management, execution, branding and marketing outside of the US with relation to the Offering of the INX Tokens on behalf of the Company. In consideration for these services, A-Labs received a non-refundable, cash payment of $500 and will receive a contingent cash payment of $500 payable upon the completion of an offering in which the Company has raised from US Persons not less than $10,000. Subject to the completion of an offering under which the Company has raised from non-U.S. persons not less than $10,000, A-Labs also will receive an additional contingent cash payment for the marketing and sale of INX Tokens to non-US Persons only. Such consideration shall be equal to: 10% of the first $30,000 (up to $3,000) in ICO Proceeds (as defined in the A-Labs Engagement Agreement); 5% of the next $70,000 (up to $3,500) in ICO Proceeds; 6% of the next $100,000 (up to $6,000) in ICO Proceeds; and 7.5% of ICO Proceeds in excess of $200,000.

A-Labs also received a grant of 4,550,000 INX Tokens at a fair value of $6. In addition, pursuant to an agreement signed contemporaneously with the A-Labs Agreement, the Company issued 1,120,000 Ordinary shares to A-Labs. The fair value of the Ordinary shares issued amounting to $136 ($175 less the payment of $39 required for those shares), is deemed additional consideration for the services to be provided by A-Labs.

The fair value of the INX Tokens and of the Ordinary shares was derived from the total consideration paid by the Company’s founding shareholder for INX Tokens and Ordinary shares issued to him upon the establishment of the Company. Key assumptions include an underlying comparison of the shareholder’s and INX Token holder’s participation rights in the Adjusted Operating Cash Flow.

In the years ended December 31, 2021, and 2020, the Company recognized compensation expense in connection with the A-Labs Agreement of $207 and $508, respectively. The compensation expense recognized was based on the extent of the services performed until the respective dates.

As of December 31, 2021, and December 31, 2020, the balance of prepaid expenses amounted to $0 and $258, respectively. The prepaid expenses balance as of December 31, 2020, includes additional advance payments of $143 paid to A-Labs during 2020.

As of July 28, 2021, the Company and A-Labs settled the outstanding payment A-Labs was entitled to per the A-Labs Agreement. In addition to previous payments per A-Labs Agreement, the company paid A-Labs on July 29, 2021 an additional cash payment of $1,001 and a granted A-Labs with an option to purchase 1,527,084 Tokens with a lock-up period of 24 months.

As of December 31, 2021 the Company and A-Labs finalized the consideration according to the agreement described above.

2.	Appointment of Directors:

Each of the Company Director will receive a monthly fee of $4 for the term of the engagement. Each Director will be entitled to receives an option to purchase 3,500 INX Tokens at an exercise price equal to the fair market value of the INX Token at the date of the grant, each month. As of December 31, 2021, a total grant of 119,000 to purchase INX Tokens. In addition, each Director will receive one-time payments of $1 in consideration for participation in any meeting of any committee of the Board.

3.	Agreement with Mr. Paz Diamant:

Pursuant to the Services Agreement with Mr. Paz Diamant dated July 6, 2020 which was replaced by an employment agreement between Midgard and Mr. Diamant, upon the adoption of a Share Ownership and Option Plan by the Company, Mr. Diamant was entitled to receive an option to purchase 67,158 Ordinary Shares of the Company, at a price per share equal to its fair value at the grant date. The option shares should have vest over a period of five years, subject to the continuous engagement of Mr. Diamant with the Company. On March 15, 2022, such option was replaced by the grant of 607,698 restricted shares of Valdy (net number, exercised on a cashless basis) subject to reverse vesting.

4.	Agreement with Mr. Itai Avneri:

Effective January 4, 2021, Mr. Avneri and the Company entered into a Services Agreement (the “Avneri Services Agreement”), pursuant to which Mr. Avneri shall serve as Company’s Chief Operating Officer. The Avneri Services Agreement further envisions that Mr. Avneri will enter into an employment agreement with the Company.

Pursuant to the Services Agreement with Mr. Itai Avneri dated January 4, 2021 which was replaced by an employment agreement between Midgard and Mr. Avneri, Mr. Avneri was granted with an option to purchase 180, 000 INX Tokens at a price of $0.09 per Token and will be entitled to an option to purchase additional 180,000 INX Tokens upon the execution of an employment agreement with the Company. In addition, upon and subject to the adoption of a Share Ownership and Award Plan by the Company, Mr. Avneri was entitled to receive an option to purchase 539,280 Ordinary Shares of the Company, at a price per share equal to the fair value at the shares subject to vesting over a period of four years from the grant date, subject to the continuous engagement of Mr. Avneri with the Company. On March 15, 2022, such option was replaced by the grant of 4,428,434 restricted shares of Valdy (net number, exercised on a cashless basis) subject to reverse vesting.